Stockholders Deficit	9 Months Ended
Sep. 30, 2013
Equity [Abstract]
Stockholders Deficit

Note 12 – Stockholders Deficit

Common Stock has 2,600,000,000 shares authorized at $0.001 par value. Subject to the foregoing provisions, dividends may be declared on the Common Stock, and each Share of Common Stock shall entitle the holder thereof to one vote in all proceedings in which action shall be taken by stockholders of the Corporation.

Class A Preferred –

Series A Convertible Preferred Stock has 1,800,000 shares authorized and issued, with a $1.00 par value, with each share of the Series B Preferred Stock to have the following rights and privileges:

1.	Voting Rights. Each share of the Series A Preferred Stock shall have a one vote per share and the holder(s) of the Series A Preferred Stock shall have the right to vote with the holders of the Company’s Common Stock on all matters that are submitted to the Company’s stockholders.

2.	Dividend Rights. Each share of the Series A Preferred Stock shall be entitled to a 10% preferred annual dividend on Par ($0.10 per share) non-cumulative on any dividends, whether ordinary or liquidating that may be declared or paid by this Company.

3.	Sinking Fund. No sinking fund shall be established in connection with the retirement of the Series A Preferred Stock.

4.	Conversion Rights. At the option of the holder of the Series A Preferred Stock, each share of the Series A Preferred Stock may be converted into the Company’s Common Stock at no discount to average trading price ten days prior to conversion at any time and from time to time after March 1. 2018.

Class B Preferred –

Series B Preferred Stock has 1,400,000,000 shares authorized and issued, with a $0.001 par value, with each share of the Series B Preferred Stock to have the following rights and privileges:

1.	Voting Rights. Each share of the Series B Preferred Stock shall have a 1.6 vote right per share.

2.	Dividend Rights. Each share of the Series B Preferred Stock shall be entitled to any non-preferred dividends, whether ordinary or liquidating, that may be declared or paid by this Company.

3.	Sinking Fund. No sinking fund shall be established in connection with the retirement of the Series B Preferred Stock.

4.	Conversion Rights. The Series B Preferred Stock shall not be entitled to convert into shares of the Company’s Common Stock at anytime.

5.	Restricted. Series B Preferred Stock shall be restricted from being traded publicly, sold in part, transferred, encumbered or otherwise put at risk. The stock may be sold only if 100% of the Company is sold to a qualified party that can maintain the legal requirements for renewable energy generation in Costa Rica or if the laws in Costar Rica change allowing this block to be released.

Class C Preferred –

Series C Preferred Stock has 125,000 shares authorized, with a $0.001 par value, with each share of the Series C Preferred Stock to have the following rights and privileges:

1.	Voting Rights. Each share of the Series C Preferred Stock shall have no voting rights.

2.	Dividend Rights. Each share of the Series C Preferred Stock shall not be entitled to any dividends, whether ordinary or liquidating, that may be declared or paid by this Company.

3.	Sinking Fund. No sinking fund shall be established in connection with the retirement of the Series C Preferred Stock.

4.	Conversion Rights. At the option of the holder of the Series C Preferred Stock, each share of the Series C Preferred Stock may be converted into the Company’s Common Stock at a 50% discount to the average of the lowest three (3) trading prices daily volume weighted average prices in the ten trading days immediately prior to the date upon which the convertible preferred stock is converted.